As filed with the U.S. Securities and Exchange Commission on December 5, 2025
File No. 002-73948
File No. 811-03258
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 264	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 266
(Check appropriate box or boxes.)
DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)             (Zip Code)
Registrant’s Telephone Number, including Area Code  (512) 306-7400
Catherine L. Newell, Esquire, President and General Counsel
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Brian Crowell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
It is proposed that this filing will become effective (check appropriate box):
[   ] immediately upon filing pursuant to paragraph (b)
[X] on January 7, 2026 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on [Date] pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on [Date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Titles of Securities Being Registered:
U.S. Large Cap Equity Portfolio: ETF Class shares
U.S. Small Cap Value Portfolio: ETF Class shares
U.S. Targeted Value Portfolio: ETF Class shares
U.S. Core Equity 1 Portfolio: ETF Class shares
U.S. Core Equity 2 Portfolio: ETF Class shares
U.S. Vector Equity Portfolio: ETF Class shares
U.S. Small Cap Portfolio: ETF Class shares
U.S. Micro Cap Portfolio: ETF Class shares
U.S. High Relative Profitability Portfolio: ETF Class shares
DFA Real Estate Securities Portfolio: ETF Class shares
U.S. Large Cap Growth Portfolio: ETF Class shares
U.S. Small Cap Growth Portfolio: ETF Class shares

This Post-Effective Amendment No. 264/266 to Registration File Nos. 002-73948/811-03258 includes the following:
1. FACING PAGE
2. CONTENTS PAGE
3.
PART A – Prospectus relating to the ETF Class shares of the Registrant’s U.S. Large Cap Equity Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Growth Portfolio, and U.S. Small Cap Growth Portfolio series of shares

4.
PART B – Statement of Additional Information relating to the ETF Class shares of the Registrant’s U.S. Large Cap Equity Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Growth Portfolio, and U.S. Small Cap Growth Portfolio series of shares

5. PART C – Other Information
6. SIGNATURES
*
The Prospectus and Statement of Additional Information relating to the ETF Class shares of the Portfolios are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment Nos. 263/265 to the Registration Statement of the Registrant, which was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(1) on October 9, 2025 (Accession Number 0000355437-25-000009).

EXPLANATORY NOTE

Post-Effective Amendment Nos. 263/265 (“PEA 263/265”) was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(1) on October 9, 2025 (Accession Number 0000355437-25-000009) to be effective 60 days after filing.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 264/266 (“PEA 264/266”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA 263/265 relating to the ETF Class shares of U.S. Large Cap Equity Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio, each a series of the Registrant (the “Portfolios”). This PEA 264/266 relates only to the ETF Class shares of the Portfolios and does not otherwise delete, amend, or supersede any information relating to any other series or class of the Registrant.

Accordingly, the Prospectus and Statement of Additional Information of the Registrant as filed in PEA 263/265 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA 264/266 is being filed for the sole purpose of designating January 7, 2026 as the new date upon which PEA 263/265 shall become effective.

DFA INVESTMENT DIMENSIONS GROUP INC. (264/266)

PART C
OTHER INFORMATION

ITEM 28. EXHIBITS.

(a) Articles of Incorporation.

(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2009.

(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(3)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(4)	Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(5)	Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(6)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(7)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(8)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(9)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(10)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(11)	Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(12)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(13)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(14)	Articles Supplementary filed with the Maryland Secretary of State on November 4, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(15)	Articles Supplementary filed with the Maryland Secretary of State on April 23, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(16)	Articles of Amendment filed with the Maryland Secretary of State on October 22, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(17)	Articles Supplementary filed with the Maryland Secretary of State on October 22, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(18)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 157/158 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 23, 2013.

(19)	Articles Supplementary filed with the Maryland Secretary of State on January 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(20)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 160/161 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 22, 2013.

(21)	Articles Supplementary filed with the Maryland Secretary of State on June 17, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(22)	Articles Supplementary filed with the Maryland Secretary of State on September 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(23)	Articles Supplementary filed with the Maryland Secretary of State on September 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(24)	Articles Supplementary filed with the Maryland Secretary of State on January 14, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 169/170 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 31, 2014.

(25)	Articles Supplementary filed with the Maryland Secretary of State on February 18, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(26)	Articles of Amendment filed with the Maryland Secretary of State on June 26, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(27)	Articles Supplementary filed with the Maryland Secretary of State on September 11, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(28)	Articles Supplementary filed with the Maryland Secretary of State on February 6, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 178/179 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 24, 2015.

(29)	Articles of Amendment filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(30)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(31)	Articles Supplementary filed with the Maryland Secretary of State on March 13, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 186/187 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 10, 2015.

(32)	Articles Supplementary filed with the Maryland Secretary of State on May 7, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2015.

(33)	Articles Supplementary filed with the Maryland Secretary of State on July 10, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(34)	Articles Supplementary filed with the Maryland Secretary of State on September 23, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 189/190 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 23, 2015.

(35)	Articles Supplementary filed with the Maryland Secretary of State on March 18, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 193/194 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2016.

(36)	Articles Supplementary filed with the Maryland Secretary of State on June 7, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(37)	Articles Supplementary filed with the Maryland Secretary of State on July 22, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(38)	Articles Supplementary filed with the Maryland Secretary of State on January 10, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 203/204 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 1, 2017.

(39)	Articles Supplementary filed with the Maryland Secretary of State on March 30, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 27, 2017.

(40)	Articles Supplementary filed with the Maryland Secretary of State on April 17, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 27, 2017.

(41)	Articles Supplementary filed with the Maryland Secretary of State on June 30, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 212/213 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 14, 2017.

(42)	Articles Supplementary filed with the Maryland Secretary of State on October 10, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 217/218 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 26, 2017.

(43)	Articles Supplementary filed with the Maryland Secretary of State on December 7, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 220/221 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 9, 2018.

(44)	Articles Supplementary filed with the Maryland Secretary of State on December 27, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 223/224 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2018.

(45)	Articles Supplementary filed with the Maryland Secretary of State on September 10, 2018.
Incorporated herein by reference to:
Filing: Post- Effective Amendment No. 227/228 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 26, 2018.

(46)	Articles Supplementary filed with the Maryland Secretary of State on October 3, 2018.
Incorporated herein by reference to:
Filing: Post- Effective Amendment No. 231/232 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 21, 2018.

(47)	Articles Supplementary filed with the Maryland Secretary of State on July 30, 2019.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 21, 2019.

(48)	Articles Supplementary filed with the Maryland Secretary of State on October 31, 2019.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 241/243 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258
Filing Date: December 23, 2019.

(49)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2019.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(50)	Articles of Amendment filed with the Maryland Secretary of State on February 27, 2020.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 245/247 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 17, 2020.

(51)	Articles Supplementary filed with the Maryland Secretary of State on June 30, 2020.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(52)	Articles of Amendment filed with the Maryland Secretary of State on March 17, 2021.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  April 13, 2021.

(53)	Articles of Amendment filed with the Maryland Secretary of State on March 17, 2021.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  April 13, 2021.

(54)	Articles Supplementary filed with the Maryland Secretary of State on April 9, 2021.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 251/253 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  July 15, 2021.

(55)	Articles Supplementary filed with the Maryland Secretary of State on September 3, 2021.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  September 28, 2021.

(56)	Articles Supplementary filed with the Maryland Secretary of State on April 6, 2022.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form
N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(57)	Articles Supplementary filed with the Maryland Secretary of State on August 13, 2024.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 260/262 to Registrant’s Registration Statement on Form
N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: October 4, 2024.

(58)	Articles of Amendment filed with the Maryland Secretary of State on November 7, 2024.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 261/263 to Registrant’s Registrant Statement on Form
N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: December 18, 2024.

(59)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2024.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form
N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(60)	Articles of Amendment filed with the Maryland Secretary of State on January 30, 2025.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form
N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(b)	By-Laws.
Amended and Restated Bylaws of the Registrant
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  January 25, 2022.

(c)	Instruments Defining the Rights of Security holders.

(1)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2)	See Article 8 of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(1)	Investment Management Agreements.

(a)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*	VIT Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(b)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*	DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(c)	Investment Management Agreement between the Registrant and DFA re: the:
*	DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(d)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(e)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(f)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(g)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(h)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(i)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(j)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(k)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Core Equity 1 Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(l)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(m)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(n)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(o)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Large Cap International Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(p)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(q)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Japanese Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(r)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(s)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(t)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(u)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(v)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(w)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(x)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* International Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(y)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(z)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(aa)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(bb)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(cc)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* World Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(dd)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(ee)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(ff)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(gg)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(hh)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(ii)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(jj)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(kk)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(ll)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(mm)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(nn)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Intermediate Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(oo)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(pp)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(qq)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(rr)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(ss)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(tt)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(uu)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(vv)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(ww)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA California Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(xx)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(yy)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(zz)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA California Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(aaa)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* VA U.S. Large Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(bbb)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* VA U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(ccc)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(ddd)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(eee)	Amended and Restated Investment Management Agreement between the Registrant and
DFA re: the:
* VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(fff)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(ggg)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* VA Global Moderate Allocation Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(hhh)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(iii)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(jjj)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(kkk)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(lll)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(mmm)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(nnn)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2020.

(ooo)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2020.

(ppp)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(qqq)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2020.

(rrr)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(sss)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(ttt)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2015 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(uuu)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2020 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(vvv)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2025 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(www)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2030 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(xxx)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2035 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(yyy)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2040 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(zzz)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2045 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(aaaa)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2050 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(bbbb)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2055 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(cccc)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2060 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(dddd)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(eeee)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ffff)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(gggg)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(hhhh)	Investment Management Agreement between the Registrant and DFA re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(iiii)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(jjjj)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA MN Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(kkkk)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA California Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(llll)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Global Core Plus Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(mmmm)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(nnnn)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Targeted Value Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(oooo)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Global Sustainability Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(pppp)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Oregon Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019.

(qqqq)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Selective State Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019.

(rrrr)	Investment Management Agreement between the Registrant and DFA re: the:
* Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 239/241 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: November 4, 2019.

(ssss)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2065 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(tttt)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Sustainability Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(uuuu)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Global Core Plus Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(vvvv)	Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets ex China Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.
File Nos.  2-73948 and 811-3258.
Filing Date:  September 28, 2021.

(wwww)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Selective State Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 255/257 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: April 8, 2022.

(xxxx)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 12, 2024.

(yyyy)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2070 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 261/263 to Registrant’s Registrant Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: December 18, 2024

(2)	Sub-advisory Agreements.

(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated July 18, 1997
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Limited (formerly DFA Australia Pty Limited)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(e)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(f)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(g)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(i)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(j)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(k)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(l)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(m)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(n)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(o)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(p)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(q)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(r)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(s)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(t)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing Post-Effective Amendment No. 245/247 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 17, 2020.

(u)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(v)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(w)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(x)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(y)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(z)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(aa)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(bb)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(cc)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund
Advisors Ltd. re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(dd)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ee)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ff)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(gg)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(hh)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ii)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(jj)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(kk)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ll)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(mm)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(nn)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(oo)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(pp)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(qq)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(rr)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ss)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(tt)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(uu)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(vv)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ww)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(xx)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(yy)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(zz)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(aaa)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(bbb)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ccc)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ddd)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(eee)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(fff)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ggg)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(hhh)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(iii)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(jjj)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(kkk)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(lll)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(mmm)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(nnn)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ooo)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ppp)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(qqq)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund
Advisors Ltd. re: the:
* DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(rrr)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(sss)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ttt)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(uuu)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(vvv)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(www)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(xxx)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(yyy)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Global Core Plus Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(zzz)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Global Core Plus Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(aaaa)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Emerging Markets Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(bbbb)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Emerging Markets Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(cccc)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Emerging Markets Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(dddd)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Emerging Markets Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(eeee)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Global Sustainability Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(ffff)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Global Sustainability Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(gggg)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(hhhh)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(iiii)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(jjjj)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(kkkk)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Global Core Plus Real Return Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  April 13, 2021.

(llll)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Global Core Plus Real Return Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  April 13, 2021.

(mmmm)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Emerging Markets ex China Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  January 25, 2022.

(nnnn)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Emerging Markets ex China Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.
File Nos.  2-73948 and 811-3258.
Filing Date:  September 28, 2021.

(oooo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Incorporated by reference to:
Filing: Post-Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 12, 2024.

(pppp)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Incorporated by reference to:
Filing: Post-Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 12, 2024.

(e)	Underwriting Contracts.

(1)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 263/265 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: October 9, 2025.

(f)	Bonus or Profit Sharing Plans.

Not Applicable.

(g)	Custodian Agreements.

(1)	Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of December 21, 2012. Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(a)	Form of Amendment No. 1 re: the addition of the World ex U.S. Core Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Form of Amendment No. 2 dated October 1, 2013 re: the addition of the DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(c)	Supplement re: China Connect Securities
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(d)	Amendment to Global Custodial Services Agreement dated October 1, 2022 re: term extension.
Incorporated herein by reference to:
Filing: Post-Effective No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(2)	Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Form of Amendment No. 1 re: the addition of the VA Global Moderate Allocation Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Form of Amendment No. 2 dated June 17, 2013 re: the addition of the U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(c)	Amendment No. 3 dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(d)	Amendment to the U.S. Mutual Funds Custodian Agreement dated June 1, 2023 re: term extension.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.
Files Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2024.

(h)	Other Material Contracts.

(1)	Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-
1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Amendment dated June 17, 2013 re: the addition of U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Amendment No. 2 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(c)	Amendment No. 3 dated October 7, 2013 re: the addition of DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(d)	Form of Amendment No. 1 re: the addition of “FAN” services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(e)	Amendment No. 4 dated October 10, 2014 re: the addition of DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(f)	Amendment dated December 23, 2021 re: “SVI” review services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(g)	Amendment to and Assignment of Transfer Agency and Service Agreement
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.
Files Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2024.

(2)	Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(3)	Form of Administration Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Amendment dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(b)	Amendment dated November 13, 2018 re: the addition of Liquidity Classification Services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(c)	Amendment dated June 1, 2023 to the U.S. Mutual Funds Administration Agreement.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.
Files Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2024.

(4)	Other.

(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:
* RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
* RWB/DFA International High Book to Market Portfolio to the
AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(d)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: various portfolios of the Registrant.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(e)	Form of Participation Agreement (Manual Trades)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(f)	Form of Participation Agreement (Manual After Hours)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(g)	Form of Participation Agreement (FundSERV)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(h)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio;
* International Small Company Portfolio;
* Japanese Small Company Portfolio;
* United Kingdom Small Company Portfolio;
* Continental Small Company Portfolio;
* Asia Pacific Small Company Portfolio;
* Emerging Markets Portfolio;
* Emerging Markets Small Cap Portfolio; and
* Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(i)	Form of Rule 12d1-4 Fund of Funds Investment Agreement.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(j)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* U.S. Micro Cap Portfolio: ETF Class shares
* U.S. Small Cap Value Portfolio: ETF Class shares
* U.S. Core Equity 1 Portfolio: ETF Class shares
* U.S. Large Cap Equity Portfolio: ETF Class shares
* U.S. Large Cap Growth Portfolio: ETF Class shares
* U.S. Vector Equity Portfolio: ETF Class shares
* U.S. Small Cap Growth Portfolio: ETF Class shares
* DFA Real Estate Securities Portfolio: ETF Class shares
* U.S. Core Equity 2 Portfolio: ETF Class shares
* U.S. Small Cap Portfolio: ETF Class shares
* U.S. High Relative Profitability Portfolio: ETF Class shares
* U.S. Targeted Value Portfolio: ETF Class Shares
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 263/265 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: October 9, 2025.

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley Ronon Stevens & Young, LLP
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 261/263 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: December 18, 2024.

(j)	Other Opinions.
(1)	Consent of Independent Registered Public Accounting Firm
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(2)	Consent of Independent Registered Public Accounting Firm relating to ETF Class shares of certain Portfolios to be filed by Amendment.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

Not Applicable.

(n)	Plans pursuant to Rule 18f-3.

(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 263/265 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: October 9, 2025.

(o)	Powers-of-Attorney.

(1)
On behalf of the Registrant, Power-of-Attorney dated September 20, 2024, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 260/262 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: October 4, 2024.

(2)
On behalf of The DFA Investment Trust Company, Power-of-Attorney dated September 20, 2024, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 260/262 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: October 4, 2024.

(3)
On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated September 20, 2024, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 260/262 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: October 4, 2024.

(4)	Certified Resolution Regarding Powers of Attorney
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 260/262 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: October 4, 2024.

(p)	Codes of Ethics.

(1)	Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.
Files Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2024.

ITEM 29.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

(a)
DFA Commodity Strategy Portfolio, a series of the Registrant, wholly owns and controls Dimensional Cayman Commodity Fund I Ltd. (the “DFA Cayman Subsidiary”); a company organized under the laws of the Cayman Islands. The DFA Cayman Subsidiary’s financial statements are and will be included on a consolidated basis in the DFA Investment Dimensions Group Inc’s annual and semi-annual reports to shareholders.

ITEM 30.   INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)
The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)
Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for four other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund, Dimensional Investment Group Inc. and Dimensional ETF Trust. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)
The Sub-Advisor for the Dimensional VA International Small Portfolio, International Core Equity 2 Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Sustainability Core 1 Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity 2 Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, International Social Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, DFA Targeted Credit Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Portfolio, DFA Five-Year Global Portfolio, VA Short-Term Fixed Income Portfolio, VA Global Bond Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, Global Small Company Portfolio, International High Relative Profitability Portfolio, Dimensional VA Equity Allocation Portfolio, DFA Global Core Plus Fixed Income Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, DFA Global Sustainability Fixed Income Portfolio, Dimensional VA International Value Portfolio, Global Social Core Equity Portfolio, DFA Global Core Plus Real Return Portfolio,

Emerging Markets ex China Core Equity Portfolio, and Dimensional World ex U.S. Sustainability Targeted Value Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)
The Sub-Advisor for the Dimensional VA International Small Portfolio, International Core Equity 2 Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio,  International Sustainability Core 1 Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity 2 Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, International Social Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, DFA Targeted Credit Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Portfolio, DFA Five-Year Global Portfolio, VA Short-Term Fixed Income Portfolio, VA Global Bond Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, Global Small Company Portfolio, International High Relative Profitability Portfolio, Dimensional VA Equity Allocation Portfolio, DFA Global Core Plus Fixed Income Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, DFA Global Sustainability Fixed Income Portfolio, Dimensional VA International Value Portfolio, Global Social Core Equity Portfolio, DFA Global Core Plus Real Return Portfolio, Emerging Markets ex China Core Equity Portfolio, and Dimensional World ex U.S. Sustainability Targeted Value Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA Australia has its principal place of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.   PRINCIPAL UNDERWRITERS.

(a)
DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund, Dimensional Investment Group Inc. and Dimensional ETF Trust.

(b)	The following table sets forth information as to the Distributor’s Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Ryan P. Buechner	Not Applicable	Vice President and Assistant Secretary
David P. Butler	Co-Chief Executive Officer	Co-Chief Executive Officer and Director
Stephen A. Clark	Executive Vice President	Executive Vice President
Lisa M. Dallmer	Executive Vice President and Chief Operating Officer	Chief Operating Officer

Bernard J. Grzelak	Vice President, Chief Financial Officer, and Treasurer	Vice President
Jeff J. Jeon	Vice President	Vice President
Joy L. Lopez	Not Applicable	Vice President and Assistant Treasurer
Kenneth M. Manell	Not Applicable	Vice President
Jan Miller	Not Applicable	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Executive Vice President, Secretary and General Counsel	President and General Counsel
Selwyn Notelovitz	Vice President and Chief Compliance Officer	Vice President
Carolyn S. Lee	Vice President and Assistant Secretary	Vice President and Secretary
Randy C. Olson	Vice President	Chief Compliance Officer
Gerard K. O’Reilly	Co-Chief Executive Officer and Co-Chief Investment Officer	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Director
Savina B. Rizova	Vice President and Co-Chief Investment Officer	Co-Chief Investment Officer
James J. Taylor	Not Applicable	Vice President and Assistant Treasurer
Dimensional Fund Advisors LP	Sole Member	Not Applicable

(c)	Not applicable.

ITEM 33.   LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

State Street Bank and Trust Company	One Congress Street, Suite 1, Boston, MA 02114-2016

Citibank, N.A.	111 Wall Street New York, New York 10005

SS&C GIDS, Inc.	1055 Broadway Boulevard Kansas City, MO 64105

ITEM 34.   MANAGEMENT SERVICES.

None.
ITEM 35.   UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 264/266 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 5th day of December, 2025.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)
By:	/s/Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 264/266 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Director	December 5, 2025
Gerard K. O’Reilly

/s/ David P. Butler* David P. Butler	Co-Chief Executive Officer and Director	December 5, 2025

/s/ Jan Miller* Jan Miller	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	December 5, 2025

/s/ Reena Aggarwal*	Director	December 5, 2025
Reena Aggarwal

/s/ Douglas W. Diamond*	Director	December 5, 2025
Douglas W. Diamond

/s/ Darrell Duffie*	Director	December 5, 2025
Darrell Duffie

/s/ Francis A. Longstaff*	Director	December 5, 2025
Francis A. Longstaff

/s/ Stefan Nagel*	Director	December 5, 2025
Stefan Nagel

/s/ Abbie J. Smith*	Director	December 5, 2025
Abbie J. Smith

/s/ Heather E. Tookes*	Director	December 5, 2025
Heather E. Tookes

/s/ Ingrid M. Werner*	Director	December 5, 2025
Ingrid M. Werner

* By:   /s/ Ryan P. Buechner
Ryan P. Buechner
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST
Exhibit No.	Description

There are no exhibits filed with this Registratrion Statement.